Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated December 11, 2023, to the Prospectus and Summary Prospectuses of the Mirova Global Green Bond Fund, Mirova Global Sustainable Equity Fund, and Mirova International Sustainable Equity Fund, each dated May 1, 2023, as may be revised or supplemented from time to time.
Mirova Global Green Bond Fund
(the “Fund”)
Effective immediately, the second paragraph of the sub‑section “Principal Investment Strategies” under the Fund’s “Investments, Risks and Performance” section of the “Fund Summary”, and of the sub‑section “Principal Investment Strategies” under the Fund’s “More About Goals and Strategies” within the “Investment Goals, Strategies and Risks” section of the Fund’s Prospectus, are hereby amended and restated as follows:
The Fund primarily invests in fixed-income securities issued by companies, banks, supranational entities, development banks, agencies, regions and governments. In deciding which securities to buy and sell, the Adviser selects securities based on their financial valuation profile and an analysis of the global environmental, social and governance (“ESG”) impact of the issuer or the projects funded with the securities. The Adviser applies a Minimum Standards and Exclusions Policy which sets forth criteria for specific exclusions related to controversial ESG issues and activities. Following the evaluation of a security, the portfolio managers value the security based, among other factors, on what they believe is a fair spread for the issue relative to comparable government securities, as well as historical and expected default and recovery rates. The portfolio managers will re‑evaluate and possibly sell a security if there is a deterioration of its ESG quality and/or financial rating, among other reasons.
Effective immediately, the second bullet point in the sub‑section “Principal Investment Strategies” under the Fund’s “Investments, Risks and Performance” section of the “Fund Summary”, and in the sub‑section “Principal Investment Strategies” under the Fund’s “More About Goals and Strategies” within the “Investment Goals, Strategies and Risks” section of the Fund’s Prospectus, are hereby amended and restated as follows:
•
Impact on Sustainable Opportunity: quality of the environmental impact of the project is analyzed. Five evaluation levels have been defined with respect to the positive environmental impact: High, Moderate, Low, Negligible and Negative. Only issues that the Adviser believes will have a High, Moderate or Low positive environmental impact can qualify.

Effective immediately, the following paragraph is hereby inserted above the fourth paragraph in the sub‑section “Principal Investment Strategies” under the Fund’s “Investments, Risks and Performance” section of the “Fund Summary”, and in the sub‑section “Principal Investment Strategies” under the Fund’s “More About Goals and Strategies” within the “Investment Goals, Strategies and Risks” section of the Fund’s Prospectus:
The Fund may under certain circumstances invest in green bonds issued by issuers that would otherwise be excluded pursuant to the Minimum Standards and Exclusions Policy. To be
considered eligible for investment, the Adviser will consider the characteristics of the project(s) underlying the green bonds. In particular, the Adviser will consider (i) whether the bond’s stated use of proceed aims at financing projects with an environmental objective; (ii) management of environmental and social risks linked to the projects underlying the bond; and (ii) the alignment of the underlying projects with the issuers’ overall energy transition strategy. To the extent a security’s status changes such that it longer meets this exception from exclusion under the Minimum Standards and Exclusions Policy, the Fund shall take steps to divest its holdings within a reasonable period of time. Because the Fund’s divestment of such investments may not be immediate, the Fund could be invested temporarily in investments that do meet the qualification for exclusion and are not otherwise excepted therefrom. This screening criteria may be updated periodically.
Mirova Global Sustainable Equity Fund
(the “Fund”)
Effective immediately, the following sentence will be added to the end of the second paragraph of the sub‑section “Principal Investment Strategies” under the Fund’s “Investments, Risks and Performance” section of the “Fund Summary”, and of the sub‑section “Principal Investment Strategies” under the Fund’s “More About Goals and Strategies” within the “Investment Goals, Strategies and Risks” section of the Fund’s Prospectus:
The Adviser applies a Minimum Standards and Exclusions Policy which sets forth criteria for specific exclusions related to controversial ESG issues and activities.
Mirova International Sustainable Equity Fund
(the “Fund”)
Effective immediately, the following sentence will be added to the end of the second paragraph of the sub‑section “Principal Investment Strategies” under the Fund’s “Investments, Risks and Performance” section of the “Fund Summary”, and of the sub‑section “Principal Investment Strategies” under the Fund’s “More About Goals and Strategies” within the “Investment Goals, Strategies and Risks” section of the Fund’s Prospectus:
The Adviser applies a Minimum Standards and Exclusions Policy which sets forth criteria for specific exclusions related to controversial ESG issues and activities.
Effective immediately, the third paragraph of the sub‑section “Principal Investment Strategies” under the “Investments, Risks and Performance” section of the “Fund Summary” is hereby amended and restated as follows:
The Adviser may sell a security due to a deterioration in the company’s fundamental quality, a change in thematic exposure or impact relative to the United Nations’ Sustainable Development Goals, a controversy alert such as one relating to human rights, or if the Adviser believes the security has little potential for price appreciation or there is greater relative value in other securities in the Fund’s investment universe.

Mirova Global Green Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated December 11, 2023, to the Prospectus and Summary Prospectuses of the Mirova Global Green Bond Fund, Mirova Global Sustainable Equity Fund, and Mirova International Sustainable Equity Fund, each dated May 1, 2023, as may be revised or supplemented from time to time.
Mirova Global Green Bond Fund
(the “Fund”)
Effective immediately, the second paragraph of the sub‑section “Principal Investment Strategies” under the Fund’s “Investments, Risks and Performance” section of the “Fund Summary”, and of the sub‑section “Principal Investment Strategies” under the Fund’s “More About Goals and Strategies” within the “Investment Goals, Strategies and Risks” section of the Fund’s Prospectus, are hereby amended and restated as follows:
The Fund primarily invests in fixed-income securities issued by companies, banks, supranational entities, development banks, agencies, regions and governments. In deciding which securities to buy and sell, the Adviser selects securities based on their financial valuation profile and an analysis of the global environmental, social and governance (“ESG”) impact of the issuer or the projects funded with the securities. The Adviser applies a Minimum Standards and Exclusions Policy which sets forth criteria for specific exclusions related to controversial ESG issues and activities. Following the evaluation of a security, the portfolio managers value the security based, among other factors, on what they believe is a fair spread for the issue relative to comparable government securities, as well as historical and expected default and recovery rates. The portfolio managers will re‑evaluate and possibly sell a security if there is a deterioration of its ESG quality and/or financial rating, among other reasons.
Effective immediately, the second bullet point in the sub‑section “Principal Investment Strategies” under the Fund’s “Investments, Risks and Performance” section of the “Fund Summary”, and in the sub‑section “Principal Investment Strategies” under the Fund’s “More About Goals and Strategies” within the “Investment Goals, Strategies and Risks” section of the Fund’s Prospectus, are hereby amended and restated as follows:
•
Impact on Sustainable Opportunity: quality of the environmental impact of the project is analyzed. Five evaluation levels have been defined with respect to the positive environmental impact: High, Moderate, Low, Negligible and Negative. Only issues that the Adviser believes will have a High, Moderate or Low positive environmental impact can qualify.

Effective immediately, the following paragraph is hereby inserted above the fourth paragraph in the sub‑section “Principal Investment Strategies” under the Fund’s “Investments, Risks and Performance” section of the “Fund Summary”, and in the sub‑section “Principal Investment Strategies” under the Fund’s “More About Goals and Strategies” within the “Investment Goals, Strategies and Risks” section of the Fund’s Prospectus:
The Fund may under certain circumstances invest in green bonds issued by issuers that would otherwise be excluded pursuant to the Minimum Standards and Exclusions Policy. To be
considered eligible for investment, the Adviser will consider the characteristics of the project(s) underlying the green bonds. In particular, the Adviser will consider (i) whether the bond’s stated use of proceed aims at financing projects with an environmental objective; (ii) management of environmental and social risks linked to the projects underlying the bond; and (ii) the alignment of the underlying projects with the issuers’ overall energy transition strategy. To the extent a security’s status changes such that it longer meets this exception from exclusion under the Minimum Standards and Exclusions Policy, the Fund shall take steps to divest its holdings within a reasonable period of time. Because the Fund’s divestment of such investments may not be immediate, the Fund could be invested temporarily in investments that do meet the qualification for exclusion and are not otherwise excepted therefrom. This screening criteria may be updated periodically.

Mirova Global Sustainable Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated December 11, 2023, to the Prospectus and Summary Prospectuses of the Mirova Global Green Bond Fund, Mirova Global Sustainable Equity Fund, and Mirova International Sustainable Equity Fund, each dated May 1, 2023, as may be revised or supplemented from time to time.
Mirova Global Sustainable Equity Fund
(the “Fund”)
Effective immediately, the following sentence will be added to the end of the second paragraph of the sub‑section “Principal Investment Strategies” under the Fund’s “Investments, Risks and Performance” section of the “Fund Summary”, and of the sub‑section “Principal Investment Strategies” under the Fund’s “More About Goals and Strategies” within the “Investment Goals, Strategies and Risks” section of the Fund’s Prospectus:
The Adviser applies a Minimum Standards and Exclusions Policy which sets forth criteria for specific exclusions related to controversial ESG issues and activities.

Mirova International Sustainable Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated December 11, 2023, to the Prospectus and Summary Prospectuses of the Mirova Global Green Bond Fund, Mirova Global Sustainable Equity Fund, and Mirova International Sustainable Equity Fund, each dated May 1, 2023, as may be revised or supplemented from time to time.
Mirova International Sustainable Equity Fund
(the “Fund”)
Effective immediately, the following sentence will be added to the end of the second paragraph of the sub‑section “Principal Investment Strategies” under the Fund’s “Investments, Risks and Performance” section of the “Fund Summary”, and of the sub‑section “Principal Investment Strategies” under the Fund’s “More About Goals and Strategies” within the “Investment Goals, Strategies and Risks” section of the Fund’s Prospectus:
The Adviser applies a Minimum Standards and Exclusions Policy which sets forth criteria for specific exclusions related to controversial ESG issues and activities.
Effective immediately, the third paragraph of the sub‑section “Principal Investment Strategies” under the “Investments, Risks and Performance” section of the “Fund Summary” is hereby amended and restated as follows:
The Adviser may sell a security due to a deterioration in the company’s fundamental quality, a change in thematic exposure or impact relative to the United Nations’ Sustainable Development Goals, a controversy alert such as one relating to human rights, or if the Adviser believes the security has little potential for price appreciation or there is greater relative value in other securities in the Fund’s investment universe.